Other gain (loss) - Schedule of Other Gain (Loss) (Details)		12 Months Ended
		Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Schedule Of Other Gain Loss Abstract
Exchange gain and (loss), net		$ (102,664)	$ (13,095)	$ 53,200
Loss on exhibitions held	[1]	(496,075)	(63,275)	0
Gain on disposal of property and equipment		32,496	4,145	0
Other gain (loss)		$ (566,243)	$ (72,225)	$ 53,200

[1]	During the year ended March 31, 2026, the Company completed five cooperative exhibitions. The loss on exhibitions held is presented on a net basis, consisting of gross exhibition costs of HK$21,542,500, offset by exhibition costs receivable of HK$13,536,447 and an accumulated impairment loss of HK$7,509,978 upon completion.